Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Aug. 27, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Prospectus:
Trading Symbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Prospectus:
Trading Symbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Prospectus:
Trading Symbol	DMBZX